Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of deposits [abstract]
Summary of Deposits
Deposits break down as follows as of the indicated dates:

	12.31.25	12.31.24
In Pesos	15,476,697,922	14,341,725,780
Checking Accounts	2,549,985,819	2,632,389,785
Savings Accounts	5,242,183,113	5,784,141,573
Time Deposits	7,378,579,214	5,406,661,451
Time Deposits – UVA	42,232,395	116,748,826
Others	81,237,730	93,373,053
Interest and Adjustments	182,479,651	308,411,092
In Foreign Currency	12,192,242,030	10,171,505,446
Checking Accounts	3	—
Savings Accounts	9,994,430,129	9,425,729,993
Time Deposits	2,174,637,967	718,621,123
Others	18,268,961	25,744,373
Interest and Adjustments	4,904,970	1,409,957
Total	27,668,939,952	24,513,231,226